Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000249814 [Member] | Ford Credit Floorplan Master Owner Trust Series 2018 4 Class A 4 060 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249814 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249814 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249814 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249814 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249814 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 6 129 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249814 [Member] | PHI Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249814 [Member] | U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249814 [Member] | U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249814 [Member] | U S Treasury Note 3 875 6 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249814 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249814 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249814 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000249814 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000249814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000249814 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000249814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000249814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243216 [Member] | Ford Credit Floorplan Master Owner Trust Series 2018 4 Class A 4 060 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243216 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243216 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243216 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243216 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243216 [Member] | Fortress Credit Opportunities Ltd Series 2017 9A Class A1TR 6 129 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243216 [Member] | PHI Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243216 [Member] | U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243216 [Member] | U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243216 [Member] | U S Treasury Note 3 875 6 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000243216 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243216 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243216 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000243216 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000243216 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000243216 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000243216 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000243216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243216 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%